INVESTMENT SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Estimated Fair Value Of Investment Securities [Line Items]
Amortized Cost	$ 8,473	$ 10,640
Gross Unrealized Gains	240	422
Gross Unrealized Losses	(2)	(35)
Fair Value	8,711	11,027
U.S. government agency securities [Member]
Estimated Fair Value Of Investment Securities [Line Items]
Amortized Cost	2,519	2,000
Gross Unrealized Gains	1	0
Gross Unrealized Losses	(2)	(35)
Fair Value	2,518	1,965
State and political subdivisions [Member]
Estimated Fair Value Of Investment Securities [Line Items]
Amortized Cost	4,114	6,337
Gross Unrealized Gains	118	259
Gross Unrealized Losses	0	0
Fair Value	4,232	6,596
Mortgage-backed securities [Member]
Estimated Fair Value Of Investment Securities [Line Items]
Amortized Cost	1,840	2,303
Gross Unrealized Gains	121	163
Gross Unrealized Losses	0	0
Fair Value	$ 1,961	$ 2,466